Immaterial Corrections of Prior Period Condensed Consolidated Financial Statements - Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (39,273)	$ (6,847)	$ (68,364)	$ (13,450)	$ (256,725)	$ (111,581)	$ (96,829)
Depreciation and amortization	2,282	1,441	3,567	2,769	6,118	5,310	2,229
Income tax benefit			(684)	(9,393)	(12,011)	(3,308)	0
Equity in losses of equity method investees	$ 589	461	1,928	615	3,665	131
Accounts receivable			(2,081)	4,968	5,941	(6,214)	(2,278)
Inventory			(8,342)	(497)	(4,418)	0	0
Prepaid expenses and other assets			(4,746)	(7,415)	(13,089)	(6,745)	2,881
Accrued expenses, salary and other current liabilities			$ (6,802)	9,776	$ 686	(2,445)	$ 3,718
Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(7,465)		(14,042)		(106,043)
Depreciation and amortization		1,635		2,763
Income tax benefit				(9,190)		0
Equity in losses of equity method investees				698
Accounts receivable				5,503
Inventory				379
Prepaid expenses and other assets				(7,711)
Accrued expenses, salary and other current liabilities				8,975
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		618		592		(5,538)
Depreciation and amortization		$ (194)		6
Income tax benefit				(203)		$ (3,308)
Equity in losses of equity method investees				(83)
Accounts receivable				(535)
Inventory				(876)
Prepaid expenses and other assets				296
Accrued expenses, salary and other current liabilities				$ 801